INCOME AND SOCIAL CONTRIBUTION TAXES (Details 4) R$ in Millions	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	R$ 4,710
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	884
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	766
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	621
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	596
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	601
Later Than Seven Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	865
2029 to 2030 [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	R$ 378